CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - Non-vehicle - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Contractual Interest	$ 53
The Hertz Corporation
Contractual Interest	$ 53	$ 129